Business segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Business segments
27.
Business segments

The Chief Operating Decision Maker (“CODM”) of IFS is the Chief Executive Officer (“CEO”).

The business segments monitor the operating results of their business units separately to make decisions on the distribution of resources and performance assessment. Segments performance is assessed based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements. Transfer prices between operating segments are on an arm’s length basis in a manner similar to transactions with third parties.

As of December 31, 2023, the Group had four operating business segments: Banking, Insurance, Wealth Management and Payments. In 2024, the Group performed an assessment of the operating business segments, taking into consideration, among others, relevance criteria regarding revenues, income and the Group’s consolidated assets, and concluded that the segment Payments will no longer be an operating business segment and will be presented jointly with the rest of the Group’s Subsidiaries that are not part of an operating segment. This conclusion is in line with the thresholds established by IFRS 8 “Operating Segments”, according to which said segment does not exceed the following limits:

- At revenue level: Revenues from the segment Payments do not account for 10 percent or more of the total combined revenues of all operating segments.

- At income level: The absolute income of the segment Payments is not equal or more than 10 percent of the higher amount between: (i) the combined income of all segments that have not presented losses; and (ii) the combined loss of all segments that report losses.

- At asset level: The assets of the segment Payments are not 10 percent or more of the total combined assets of all operating segments.

Accordingly, as of December 31, 2025 and 2024, the Group presents three operating business segments:

Banking -

Mainly loans, credit facilities, deposits and current accounts.

Insurance -

It provides life annuity products with single-premium payment and conventional life insurance products, as well as other retail insurance products.

Wealth management -

It provides brokerage and investment management services. Inteligo serves mainly Peruvian citizens.

No revenue from transactions with a single external customer or counterparty exceeded 10 percent of the Group’s total revenues in the years 2025, 2024 and 2023.

The following table presents the Group’s financial information by business segments for the years ended December 31, 2025, 2024 and 2023:

	2025
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Total income (**)
Third party	7,778,285	2,318,167	521,218	708,709	11,326,379
Inter-segment	(173,018)	(5,614)	(4,450)	183,082	—
Total income	7,605,267	2,312,553	516,768	891,791	11,326,379
Consolidated statement of income
Interest and similar income	5,815,687	921,779	160,076	(9,165)	6,888,377
Interest and similar expenses	(1,980,679)	(184,452)	(98,572)	4,732	(2,258,971)
Net interest and similar income	3,835,008	737,327	61,504	(4,433)	4,629,406
(Loss) recovery due to impairment of loans	(1,136,728)	—	20	1	(1,136,707)
(Loss) recovery due to impairment of financial investments	(30)	(264,123)	376	16	(263,761)
Net interest and similar income after impairment loss on loans	2,698,250	473,204	61,900	(4,416)	3,228,938
Fee income from financial services, net	884,628	(12,622)	195,956	151,669	1,219,631
Net gain (loss) on sale of financial investments	67,504	34,942	(391)	—	102,055
Other income	552,739	237,079	162,869	143,134	1,095,821
Result from insurance activities	—	(47,777)	—	(20)	(47,797)
Depreciation and amortization	(307,101)	(20,427)	(8,285)	(114,454)	(450,267)
Other expenses	(1,942,038)	(425,609)	(166,997)	(178,294)	(2,712,938)
Income (expense) before exchange diference and Income Tax	1,953,982	238,790	245,052	(2,381)	2,435,443
Exchange difference	2,438	35,747	(1,137)	956	38,004
Income Tax	(481,423)	—	(12,779)	(36,050)	(530,252)
Net profit (loss) for the year	1,474,997	274,537	231,136	(37,475)	1,943,195
Attributable to:
IFS’s shareholders	1,474,997	274,537	231,136	(48,200)	1,932,470
Non-controlling interest	—	—	—	10,725	10,725
	1,474,997	274,537	231,136	(37,475)	1,943,195

(*) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(**) Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

	2024
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total income (**)
Third party	7,732,766	1,760,985	435,882	685,558	10,615,191
Inter-segment	(154,329)	(4,517)	(2,355)	161,201	—
Total income	7,578,437	1,756,468	433,527	846,759	10,615,191
Consolidated statement of income
Interest and similar income	5,969,629	870,993	178,160	10,609	7,029,391
Interest and similar expenses	(2,217,197)	(153,464)	(108,466)	(1,143)	(2,480,270)
Net interest and similar income	3,752,432	717,529	69,694	9,466	4,549,121
Loss due to impairment of loans	(1,719,913)	—	(266)	—	(1,720,179)
Loss due to impairment of financial investments	(982)	(45,910)	(585)	(44)	(47,521)
Net interest and similar income after impairment loss on loans	2,031,537	671,619	68,843	9,422	2,781,421
Fee income from financial services, net	791,815	(10,628)	170,955	190,801	1,142,943
Net gain (loss) on sale of financial investments	12,995	17,664	(4,115)	—	26,544
Other income	500,512	103,571	89,331	71,653	765,067
Result from insurance activities	—	(169,750)	—	(39)	(169,789)
Depreciation and amortization	(294,514)	(22,091)	(8,734)	(87,718)	(413,057)
Other expenses	(1,762,494)	(379,087)	(166,789)	(178,789)	(2,487,159)
Income before exchange diference and Income Tax	1,279,851	211,298	149,491	5,330	1,645,970
Exchange difference	(7,402)	(9,390)	(2,066)	(5,286)	(24,144)
Income Tax	(265,096)	—	(10,089)	(39,180)	(314,365)
Net profit (loss) for the year	1,007,353	201,908	137,336	(39,136)	1,307,461
Attributable to:
IFS’s shareholders	1,007,353	201,908	137,336	(46,519)	1,300,078
Non-controlling interest	—	—	—	7,383	7,383
	1,007,353	201,908	137,336	(39,136)	1,307,461

(*) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(**) Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

	2023 (*)
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (**)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Total income (***)
Third party	7,812,858	1,695,222	291,408	630,640	10,430,128
Inter-segment	(126,620)	(4,975)	(1,386)	132,981	—
Total income	7,686,238	1,690,247	290,022	763,621	10,430,128
Consolidated statement of income
Interest and similar income	6,076,020	851,648	183,926	8,817	7,120,411
Interest and similar expenses	(2,363,800)	(126,704)	(98,370)	(3,492)	(2,592,366)
Net interest and similar income	3,712,220	724,944	85,556	5,325	4,528,045
(Loss) recovery due to impairment of loans	(1,981,988)	—	170	—	(1,981,818)
(Loss) recovery due to impairment of financial investments	15	(7,858)	347	(4)	(7,500)
Net interest and similar income after impairment loss on loans	1,730,247	717,086	86,073	5,321	2,538,727
Fee income from financial services, net	813,279	(13,431)	146,223	232,391	1,178,462
Net (loss) gain on sale of financial investments	(660)	9,948	(2,857)	—	6,431
Other income (expenses)	495,500	112,990	(37,332)	(19,774)	551,384
Result from insurance activities	—	(178,379)	—	(13)	(178,392)
Depreciation and amortization	(271,526)	(21,658)	(15,018)	(70,836)	(379,038)
Other expenses	(1,678,356)	(352,933)	(138,589)	(201,251)	(2,371,129)
Income (expense) before exchange diference and Income Tax	1,088,484	273,623	38,500	(54,162)	1,346,445
Exchange difference	(15,969)	18,430	761	5,205	8,427
Income Tax	(216,366)	—	(3,081)	(56,149)	(275,596)
Net profit (loss) for the year	856,149	292,053	36,180	(105,106)	1,079,276
Attributable to:
IFS’s shareholders	856,149	292,053	36,180	(111,654)	1,072,728
Non-controlling interest	—	—	—	6,548	6,548
	856,149	292,053	36,180	(105,106)	1,079,276

(*) The 2023 balances have been restated to consider the three operating segments, effective from 2024.

(**) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(***) Corresponds to interest income, net profit on the sale of financial investments, other income, income from commissions for banking services and income from insurance services.

	2025
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (**)	461,646	65,369	7,859	51,251	586,125
Total assets	76,763,239	17,461,132	4,118,540	754,516	99,097,427
Total liabilities	66,505,666	16,615,842	3,019,002	535,073	86,675,583

	2024
	Banking	Insurance	Wealth management	Holding, other subsidiaries and eliminations (*)	Total consolidated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Capital investments (**)	277,836	65,335	5,879	62,815	411,865
Total assets	73,626,419	16,175,883	4,316,010	1,385,469	95,503,781
Total liabilities	64,753,475	15,618,274	3,271,899	881,538	84,525,186

(*) Corresponds to financial information of IFS and other subsidiaries, as well as consolidation adjustments and elimination of intercompany transactions.

(**) Includes the acquisition of property, furniture and equipment, intangible assets and investment properties.

The distribution of the Group’s total income based on the location of the customer and its assets, for the year ended December 31, 2025, is S/10,876,215,000 in Peru and S/450,164,000 in Panama (for the year ended December 31, 2024, was S/10,232,012,000 in Peru and S/383,179,000 in Panama). The distribution of the Group’s total assets based on the location of the customer and its assets as of December 31, 2025 is S/95,125,697,000 in Peru and S/3,971,730,000 in Panama (for the year ended December 31, 2024, was S/91,323,869,000 in Peru and S/4,179,912,000 in Panama).